Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31,
	2023	2022
	USD in thousands

Cash and cash equivalents in NIS	3,201	3,112
Cash and cash equivalents in USD	227	765
Cash and cash equivalents in Euro	2	104
Cash and cash equivalents in other currency	92	13
	3,522	3,994